April 8, 2014

Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Sentinel Group Funds, Inc. (“Registrant”) Post-Effective Amendment No. 142 to the Registration Statement filed on Form N-1A (SEC File Nos. 002-10685 and 811-00214)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information for Sentinel Group Funds, Inc. that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 142 to Registrant’s Registration Statement, and (2) the text of Post-Effective Amendment No. 142 was filed electronically on March 28, 2014.

If you have any questions or would like further information, please contact me at (802) 229-7410.

Sincerely,

Sentinel Group Funds, Inc.

By: /s/ Lisa Muller

Lisa Muller
Secretary